Financial assets and liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 161,158	$ 62,563	$ 70,920
Deposits at call	393	397	398
Cash and cash equivalents	161,551	62,960	$ 71,318	$ 60,447
Interest-bearing deposits at call held as security	$ 400	$ 400